Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligations and Commercial Commitments

The following tables summarize our approximate minimum contractual obligations and commercial commitments as of December 31, 2015:

	Payments Due in Period
	Total	Within 1 Year	Years 2 - 3	Years 4 - 5	More than 5 Years

Leases[1]	$355,000	$115,000	$226,000	$14,000	$-
Employment Contracts	790,000	240,000	480,000	70,000	-
Total	$1,145,000	$355,000	$706,000	$84,000	$-

1In addition to lease obligations for office space, obligations include a lease for various office equipment which expires in 2020.